                                                            STATEMENTS OF ASSETS
                                                                   & LIABILITIES
                                                                     (Unaudited)
                                                                   June 30, 1997




                                                            AGE Services Company

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Table of Contents

For the six months ended June 30, 1997

--------------------------------------------------------------------------------

                                                                          Page

Financial Statements:

      Statement of Assets and Liabilities...................................1
      Statement of Operations...............................................7
      Statement of Changes in Net Assets...................................13

Notes to Financial Statements..............................................19

--------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Assets and Liabilities
As of June 30, 1997

====================================================================================================================================

                                                                              GE Investments Funds, Inc.
                                             ---------------------------------------------------------------------------------------
                                             S&P 500   Government      Money       Total  International  Real Estate  Globa    Value
                                               Index   Securities      Market      Return        Equity   Securities  Income  Equity
Assets                                          Fund         Fund       Fund        Fund          Fund         Fund   Fund      Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
     fair value (note 2):
     S&P 500 Index Fund (134,435
        shares; cost - $2,332,160)           $2,403,690          0            0          0          0            0        0        0
     Government Securities Fund (32,617
        shares; cost - $327,659)                      0    315,408            0          0          0            0        0        0
     Money Market Fund (2,453,454 shares;
        cost - $3,409,557)                            0          0    2,453,454          0          0            0        0        0
     Total Return Portolio (230,055 shares;
        cost - $3,562,949)                            0          0            0  3,232,266          0            0        0        0
     International Equity Fund (4,935 shares;
     cost - $55,260)                                  0          0            0          0     62,817            0        0        0
     Real Estate Securities Fund
        (7,690 shares; cost - $109,846)               0          0            0          0          0      117,817        0        0
     Global Income Fund
        (599 shares; cost - $6,081)                   0          0            0          0          0            0    6,099        0
     Value Equity Fund (4 shares; cost $46)           0          0            0          0          0            0        0       46
Receivable from affiliate (note 3)                1,587          0            0    252,838          0          372        0        0
Receivable for units sold                         8,104         28            0          0          7          716        0        0
------------------------------------------------------------------------------------------------------------------------------------


Total assets                                 $2,413,381    315,436    2,453,454  3,485,104     62,824      118,905    6,099       46
====================================================================================================================================


Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate
     (note 3)                                       556      1,048      141,637        805         37           27        1        0
Payable for units withdrawn                           0          0        9,941        318          0            0        0        4


Total liabilities                                   556      1,048      151,578      1,123         37           27        1        4
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                   $2,412,825    314,388    2,301,876  3,483,981     62,787      118,878    6,098       42
====================================================================================================================================

Outstanding units                                64,205     16,705      144,681    121,435      4,620        6,976      599        4
====================================================================================================================================


Net asset value per unit                     $    37.58      18.82        15.91      28.69      13.59        17.04    10.18    11.44
====================================================================================================================================




See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1997

==============================================================================================================================

                                                                            Oppenheimer Variable Account Funds
                                                       -----------------------------------------------------------------------
                                                                                    Capital                 High      Multiple
                                                            Money       Bond   Appreciation   Growth      Income    Strategies
Assets                                                      Fund        Fund           Fund     Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable
     Account Funds, at fair value (note 2):
     Money Fund (555 shares; cost - $555)                $     555           0           0           0           0           0
     Bond Fund (23,086 shares; cost - $266,233)                  0     266,639           0           0           0           0
     Capital Appreciation Fund
        (70,005 shares; cost - $2,321,507)                       0           0   2,732,988           0           0           0
     Growth Fund (64,495 shares; cost - $1,529,406)              0           0           0   1,896,152           0           0
     High Income Fund (111,595 shares;
        cost - $1,210,320)                                       0           0           0           0   1,243,172           0
     Multiple Strategies Fund  (39,969 shares;
        cost - $576,099)                                         0           0           0           0           0     644,705
Receivable from affiliate (note 3)                              41           0       9,327         285       2,948       4,811
Receivable for units sold                                        0           0       6,096           0       1,180          47
------------------------------------------------------------------------------------------------------------------------------


Total assets                                             $     596     266,639   2,748,411   1,896,437   1,247,300     649,563
==============================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------


Accrued expenses payable to affiliate (note 3)                   0       1,321         633         437         287         150
Payable for units withdrawn                                      0         275           0         622           0           0


Total liabilities                                                0       1,596         633       1,059         287         150
------------------------------------------------------------------------------------------------------------------------------

Net assets                                               $     596     265,043   2,747,778   1,895,378   1,247,013     649,413
==============================================================================================================================

Outstanding units                                               37      12,502      70,564      49,436      38,751      23,529
==============================================================================================================================

Net asset value per unit                                 $   15.90       21.20       38.94       38.34       32.18       27.60
==============================================================================================================================



See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1997





==========================================================================================================

                                                                Variable Insurance Products Fund
                                              ------------------------------------------------------------
                                                  Money          High      Equity
                                                 Market        Income      Income        Growth   Overseas
Assets                                        Portfolio     Portfolio   Portfolio     Portfolio  Portfolio
----------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
     Fund, at fair value (note 2):
     Money Market Portfolio (285,520 shares;
        cost - $285,520)                         $ 285,520           0           0           0           0
     High Income Portfolio (17,568 shares;
        cost - $196,943)                                 0     218,376           0           0           0
     Equity-Income Portfolio (189,156 shares;
        cost - $3,590,708)                               0           0   4,172,789           0           0
     Growth Portfolio (127,806 shares;
        cost - $3,665,201)                               0           0           0   4,370,978           0
     Overseas Portfolio (92,812 shares;
        cost - $1,574,442)                               0           0           0           0   1,859,959
Accrued investment income                            1,357           0           0           0           0
Receivable from affiliate (note 3)                   8,402       1,174      33,305       5,985       2,193
Receivable for units sold                                0           0       8,854       1,833         667
----------------------------------------------------------------------------------------------------------
Total assets                                     $ 295,279     219,550   4,214,948   4,378,796   1,862,819
==========================================================================================================

Liabilities

Accrued expenses payable to affiliate (note 3)          68          51         968       1,009         432
Payable for units withdrawn                              0         167           0           0           0

Total liabilities                                       68         218         968       1,009         433
----------------------------------------------------------------------------------------------------------

Net assets                                       $ 295,211     219,332   4,213,980   4,377,787   1,862,386
==========================================================================================================

Outstanding units                                   18,509       8,017     114,885     110,216      73,934
==========================================================================================================

Net asset value per unit                         $   15.95       27.36       36.68       39.72       25.19
==========================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1997




====================================================================================================================================
                                              Variable Insurance Products  Variable Insurance Product      Advisers Management Trust
                                                        Fund II                      Fund III
                                              --------------------------   ------------------------- -------------------------------
                                                     Asset                   Growth &        Growth
                                                   Manager   Contrafund        Income Opportunities   Balanced       Bond    Growth
Assets                                           Portfolio    Portfolio     Portfolio     Portfolio  Portfolio  Portfolio Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
     Fund II, at fair value (note 2):
     Asset Manager Portfolio (238,062 shares;
        cost - $3,636,708)                    $3,951,826            0            0          0            0           0          0
     Contrafund Portfolio (105,221 shares;
        cost - $1,662,154)                             0    1,886,606            0          0            0           0          0
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
     Growth & Income Portfolio (434 shares;
        cost - $4,797)                                 0            0        4,986          0            0           0          0
     Growth Opportunities Portfolio
        (57 shares;  cost - $936)                      0            0            0        968            0           0          0
Investment in Advisers Management Trust,
   at fair value (note 2):
     Balanced Portfolio (15,796 shares;
        cost - $236,918)                               0            0            0          0      261,901           0          0
     Bond Portfolio (6,289 shares;
        cost - $87,892)                                0            0            0          0            0      85,650          0
     Growth Portfolio (5,498 shares;
        cost - $123,885)                               0            0            0          0            0           0    152,501
Receivable from affiliate (note 3)                 9,783       24,803            0          0            0         104      2,338
Receivable for units sold                              0            0            0          0            0           0          0
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                  $3,961,609    1,911,409        4,986        968      261,901      85,754    154,839
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)       914          439            1          0        1,190          19         36
Payable for units withdrawn                          431          773            0          0           27       1,228         28
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                  1,345        1,212            1          0        1,217       1,247         64
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                    $3,960,264    1,910,197        4,985        968      260,684      84,507    154,775
====================================================================================================================================

Outstanding units                                168,093      101,986          448         88       13,749       6,587      8,462
====================================================================================================================================

Net asset value per unit                      $    23.56        18.73        11.12      11.00        18.96       12.83      18.29
====================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1997

====================================================================================================================================

                                                        Federated Investors Insurance     Alger American Fund       PBHG Insurance
                                                                    Series                                            Series Fund
                                                       --------------------------------  ---------------------  --------------------
                                                       American         High                  Small                   PBHG      PBHG
                                                        Leaders  Income Bond    Utility         Cap     Growth   Large Cap Growth II
Assets                                                  Fund II      Fund II    Fund II   Portfolio  Portfolio   Portfolio Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
     at fair value (note 2):
     American Leaders Fund II  (619 shares;
       cost - $10,226)                                 $  10,835           0           0           0           0         0       0
     High Income Bond Fund II  (7,168 shares;
       cost - $72,104)                                         0      74,192           0           0           0         0       0
     Utility Fund II (10,105 shares;  cost - $115, 343)        0           0     124,993           0           0         0       0
Investment in Alger American, at fair value (note 2):
     Small Cap Portfolio (15,263 shares;
       cost - $614,136)                                        0           0           0     603,335           0         0       0
     Growth Portfolio (28,800 shares;
       cost - $1,037,881)                                      0           0           0           0   1,138,454         0       0
Investment in PBHG Insurance Series
   Fund Inc., at fair value (note 2):
     PBHG Large Cap Portfolio
       (344 shares;  cost - $3,605)                            0           0           0           0           0     3,706       0
     PBHG Growth II Portfolio
       (368 shares;  cost - $3,710)                            0           0           0           0           0         0   3,848
Receivable from affiliate (note 3)                            40         559           0      11,496       6,897         0       0
Receivable for units sold                                      0           0          96         638         260         0       0
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                           $  10,875      74,751     125,089     615,469   1,145,611     3,706   3,848
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                 3          17         444         141         263         7      31
Payable for units withdrawn                                   12          70           0           0           0         9       9
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                             15          87         444         141         263        16      40
====================================================================================================================================

Net assets                                             $  10,860      74,664     124,645     615,328   1,145,348     3,690   3,808
====================================================================================================================================

Oustanding units                                             832       5,210       8,439      63,175      91,045       343     365
====================================================================================================================================

Net asset value per unit                               $   13.05       14.33       14.77        9.74       12.58     10.77   10.44
====================================================================================================================================

See accompanying notes to financial statements.
LIFE OF VIRGINIA SEPARATE ACCOUNT II

As of June 30, 1997



===================================================================================================================================
                                                                               Janus Aspen Series
                                              -------------------------------------------------------------------------------------
                                              Aggressive               Worldwide              Flexible  International       Capital
                                                  Growth       Growth     Growth   Balanced     Income         Growth  Appreciation
                                               Portfolio    Portfolio  Portfolio  Portfolio  Portfolio      Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series,
     at fair value (note 2):
     Aggressive Growth Portfolio
        (67,470 shares;  cost - $1,142,989)   $1,263,033            0          0          0           0            0            0
     Growth Portfolio (91,972 shares;
       shares; cost - $1,373,870)                      0    1,572,725          0          0           0            0            0
     Worldwide Growth Portfolio
       (98,986 shares; cost - $ 1,891,476)             0            0  2,258,860          0           0            0            0
     Balanced Portfolio (18,168 shares;
       cost - $258,712)                                0            0          0    294,509           0            0            0
     Flexible Income Portfolio
       (3,919 shares; cost - $44,846)                  0            0          0          0      44,207            0            0
     International Growth Portfolio
       (10,731 shares; cost - $175,775)                0            0          0          0           0      198,202            0
     Capital Appreciation Portfolio
       (640 shares; cost - $7,282)                     0            0          0          0           0            0        7,526
Receivable from affiliate (note 3)                18,856       14,696     10,052      1,382          96          117            3
Receivable for units sold                            112        8,612      6,275         62           0          457            0
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                  $1,282,001    1,596,033  2,275,187    295,953      44,303      198,776        7,529
===================================================================================================================================

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)       295          359        517         67          10           45            2
Payable for units withdrawn                            0            0          0          0          13            0            0
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                    295          359        517         67          23           45            2
===================================================================================================================================

Net assets                                    $1,281,706    1,595,674  2,274,670    295,886      44,280      198,731        7,527
===================================================================================================================================

Outstanding units                                 80,865       95,037    121,836     21,535       3,737       14,380          641
===================================================================================================================================

Net asset value per unit                      $    15.85        16.79      18.67      13.74       11.85        13.82        11.74
===================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Operations



==============================================================================================================================
                                                                                              GE Investments Funds, Inc.
                                                      ------------------------------------------------------------------------
                                                           S&P 500     Government         Money          Total  International
                                                             Index     Securities        Market         Return         Equity
                                                              Fund           Fund          Fund           Fund           Fund
                                                      ------------------------------------------------------------------------
                                                        Six Months     Six Months    Six Months     Six Months     Six Months
                                                     Ended 6/30/97  Ended 6/30/97 Ended 6/30/97  Ended 6/30/97  Ended 6/30/97
------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                  $        0             0     2,007,199             0             0
     Expenses - Mortality and expense risk
          charges (note 3)                                    7,183         1,054         6,764        11,654           160
------------------------------------------------------------------------------------------------------------------------------

Net investment income                                        (7,183)       (1,054)    2,000,435       (11,654)         (160)
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments:
         Net realized gain (loss)                           (12,454)       (2,258)     (696,449)      (40,186)          140
         Unrealized appreciation (depreciation)
               on investments                               368,487         5,812    (1,257,061)      346,898         8,202
------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments                                            356,033         3,554    (1,953,510)      306,712         8,342
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations        $  348,850         2,500        46,925       295,058         8,182
==============================================================================================================================


==================================================================================================================
                                                                          GE Investments Funds, Inc.
                                                         ------------------------------------------------
                                                            Real Estate        Global              Value
                                                             Securities        Income             Equity
                                                                   Fund          Fund               Fund
                                                         ------------------------------------------------
                                                             Six Months   Period from        Period from
                                                          Ended 6/30/97  6/18-6/30/97       6/17-6/30/97
---------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                            0             0                     0
     Expenses - Mortality and expense risk
          charges (note 3)                                       264             2                     0
---------------------------------------------------------------------------------------------------------

Net investment income                                           (264)           (2)                    0
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments:
         Net realized gain (loss)                                732             0                     0
         Unrealized appreciation (depreciation)
               on investments                                  5,497            19                     1
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments                                               6,229            19                    1
---------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations              5,965            17                    1
==================================================================================================================





See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II




====================================================================================================================================

                                                                       Oppenheimer Variable Account Funds
                                          ------------------------------------------------------------------------------------------
                                                                                Capital                          High       Multiple
                                                  Money           Bond     Appreciation          Growth        Income     Strategies
                                                   Fund           Fund             Fund            Fund          Fund           Fund
                                          ------------------------------------------------------------------------------------------
                                             Six Months     Six Months       Six Months      Six Months    Six Months     Six Months
                                          Ended 6/30/97  Ended 6/30/97    Ended 6/30/97   Ended 6/30/97 Ended 6/30/97  Ended 6/30/97
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $   15           9,213          119,431          94,465        52,619       33,409
     Expenses - Mortality and expense
          risk charges (note 3)                      2             894            8,443           5,748         3,928        2,118
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                               13           8,319          110,988          88,717        48,691       31,291
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss)
          gain on investments:
     Net realized gain (loss)                        0            (321)          50,237          25,035         4,106        5,699
     Unrealized appreciation (depreciation)
          on investments                             0          (1,704)           4,795         115,923        (3,434)      13,701
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
          on investments                             0          (2,025)          55,032         140,958           672       19,400
------------------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in net assets
          from operations                       $  13            6,294          166,020         229,675         49,363      50,691
===================================================================================================================================



See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

==================================================================================================================================

                                                                                 Variable Insurance Products Fund
                                                          ------------------------------------------------------------------------
                                                                  Money           High         Equity
                                                                 Market         Income         Income         Growth      Overseas
                                                              Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                                          ----------------------------------------------------------------------
                                                             Six Months     Six Months     Six Months     Six Months    Six Months
                                                          Ended 6/30/97  Ended 6/30/97  Ended 6/30/97  Ended 6/30/97 Ended 6/30/97
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                         $  7,679       16,812      339,803          135,480      155,793
     Expenses - Mortality and expense risk
          charges (note 3)                                         1,016          748       12,827           13,613        6,253
----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                    6,663       16,064      326,976          121,867      149,540
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                      0        1,071       49,890           62,975       52,874
         Unrealized appreciation (depreciation)
               on investments                                          0       (1,886)     166,841          324,655       72,409
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                           (815)     216,731      387,630          125,283
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations               $  6,663       15,249      543,707           509,497     274,823
==================================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

================================================================================================================

                                                 Variable Insurance Products    Variable Insurance Product
                                                            Fund II                        Fund III
                                               -----------------------------  ---------------------------------
                                                       Asset                      Growth &           Growth
                                                     Manager     Contrafund        Income    Opportunities
                                                   Portfolio      Portfolio     Portfolio        Portfolio
                                               ----------------------------------------------------------------
                                                  Six Months     Six Months   Period from      Period from
                                               Ended 6/30/97  Ended 6/30/97  5/30-6/30/97     5/30-6/30/97
---------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                             $ 417,972       33,739               0               0
     Expenses - Mortality and expense risk
          charges (note 3)                             12,468        4,758               2               1
---------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       405,504       28,981              (2)             (1)
---------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
     Net realized gain (loss)                          13,487       59,754               1               1
     Unrealized appreciation (depreciation)
          on investments                              (52,715)      91,929             188              33
---------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
          on investments                              (39,228)     151,683             189              34
---------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations   $ 366,276      180,664             187              33
================================================================================================================

==================================================================================================
                                                                 Advisers Management Trust
                                                 -------------------------------------------------

                                                      Balanced               Bond          Growth
                                                     Portfolio          Portfolio       Portfolio
                                                 -----------------------------------------------
                                                    Six Months         Six Months      Six Months
                                                 Ended 6/30/97      Ended 6/30/97   Ended 6/30/97
--------------------------------------------------------------------------------------------------
                                                       Investment income:
     Income - Dividends                                 16,310             4,664         11,458
     Expenses - Mortality and expense risk
          charges (note 3)                                 877               277            499
--------------------------------------------------------------------------------------------------

Net investment income (expense)                         15,433             4,387         10,959
--------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
     Net realized gain (loss)                              676               (54)         1,525
     Unrealized appreciation (depreciation)
          on investments                                10,085            (2,291)         9,767
--------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
          on investments                                10,761            (2,345)        11,292
                                                                              ---------

Increase (decrease) in net assets from operations       26,194             2,042         22,251
==================================================================================================




See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

================================================================================================================================

                                                             Federated Investors Insurance Series
                                                        ------------------------------------------- ----------------------------
                                                          American            High                          Small
                                                           Leaders     Income Bond         Utility            Cap         Growth
                                                           Fund II         Fund II         Fund II      Portfolio      Portfolio
                                                        ------------------------------------------------------------------------
                                                        Six Months      Six Months      Six Months     Six Months     Six Months
                                                     Ended 6/30/97   Ended 6/30/97   Ended 6/30/97  Ended 6/30/97  Ended 6/30/97
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                     $  148          2,412           4,167          23,157         10,016
     Expenses - Mortality and expense risk charges
          (note 3)                                              18            175             369           1,813          4,416
--------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                130          2,237           3,798          21,344          5,600
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                              216            120             530         (10,739)        34,520
         Unrealized appreciation (depreciation)
               on investments                                  579          1,015           4,968          (5,621)       102,382
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
          on investments                                       795          1,135           5,498         (16,360)       136,902
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
          operations                                         $ 925          3,372      9,296                4,984       142,502
================================================================================================================================


==================================================================================================

                                                             PBHG Insurance SeriesAFundcan Fund
                                                            -------------------------------------
                                                                      PBHG                   PBHG
                                                                 Large Cap              Growth II
                                                                 Portfolio              Portfolio
                                                            -------------------------------------
                                                               Period from            Period from
                                                              5/21-6/30/97           5/21-6/30/97
-------------------------------------------------------------------------------------------------
                                                            Investment income:
     Income - Dividends                                                 0                     0
     Expenses - Mortality and expense risk charges
          (note 3)                                                      2                     2
-------------------------------------------------------------------------------------------------

Net investment income (expense)                                        (2)                   (2)
-------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                                       2                     1
         Unrealized appreciation (depreciation)
               on investments                                         101                   138
-------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
          on investments                                              103                   139
-------------------------------------------------------------------------------------------------


Increase (decrease) in net assets from
          operations                                                  101        137
==================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

========================================================================================================================

                                                                           Janus Aspen Series
                                              --------------------------------------------------------------------------
                                               Aggressive                       Worldwide                       Flexible
                                                   Growth          Growth          Growth        Balanced         Income
                                                Portfolio       Portfolio       Portfolio       Portfolio      Portfolio
                                              --------------------------------------------------------------------------
                                               Six Months      Six Months      Six Months      Six Months     Six Months
                                            Ended 6/30/97   Ended 6/30/97   Ended 6/30/97   Ended 6/30/97  Ended 6/30/97
------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $      0           42,092         29,312           6,733          1,695
     Expenses - Mortality and expense risk
          charges (note 3)                         3,878            4,830          6,256             847            73
------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   (3,878)          37,262         23,056           5,886         1,622
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
         Net realized gain (loss)                 (9,351)          21,590         43,604           2,958           126
         Unrealized appreciation (depreciation)
               on investments                     47,651           99,342        246,337          18,755          (721)
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                               38,300          120,932        289,941          21,713          (595)
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $ 34,422          158,194        312,997          27,599         1,027
========================================================================================================================




========================================================================================
                                                                   Janus Aspen Series
                                                  ---------------------------------------
                                                     International                Capital
                                                            Growth           Appreciation
                                                         Portfolio              Portfolio
                                                  ---------------------------------------
                                                       Period from            Period from
                                                      5/21-6/30/97           5/21-6/30/97
-----------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                   1,376                        0
     Expenses - Mortality and expense risk
          charges (note 3)                                  472                        4
-----------------------------------------------------------------------------------------

Net investment income (expense)                             904                       (4)
-----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments:
         Net realized gain (loss)                         1,311                        1
         Unrealized appreciation (depreciation)
               on investments                            21,388                      244
-----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                      22,699                      245
-----------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                     23,603                      241
========================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets

====================================================================================================================================
                                                                                    GE Investments Funds, Inc.
                                                        ----------------------------------------------------------------------------
                                                              S&P 500      Government           Money          Total  International
                                                                Index      Securities          Market         Return         Equity
                                                                 Fund            Fund            Fund           Fund           Fund
                                                        ----------------------------------------------------------------------------
                                                           Six Months      Six Months      Six Months     Six Months     Six Months
                                                        Ended 6/30/97   Ended 6/30/97   Ended 6/30/97  Ended 6/30/97  Ended 6/30/97
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                             $       (7,183)         (1,054)      2,000,435        (11,654)          (160)
     Net realized gain (loss)                                 (12,454)         (2,258)       (696,449)       (40,186)           140
     Unrealized appreciation (depreciation)
          on investments                                      368,487           5,812      (1,257,061)       346,898          8,202
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                          348,850           2,500          46,925        295,058          8,182
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                             231,001          22,423       2,187,734         78,449          7,560
     Loan interest                                               (411)            214            (575)           (81)             0
     Transfers (to) from the general account of
         Life of Virginia:
         Death benefits                                             0               0               0              0              0
         Surrenders                                           (12,609)        (13,897)         (9,381)       (13,601)          (384)
         Loans                                                 (3,420)         (3,773)         (2,250)        (1,252)             0
         Cost of insurance and administrative
               expense (note 3)                              (101,884)        (12,047)       (134,784)      (175,256)        (2,405)
         Transfer gain (loss) and transfer fees
               (note 3)                                        (1,480)           (285)       (227,197)        21,306         (1,857)
     Interfund transfers                                      162,889           7,609      (1,964,201)            57         16,468
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital
     transactions                                             274,086             244        (150,654)       (90,378)        19,382
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                             622,936           2,744        (103,729)       204,680         27,564

Net assets at beginning of year                             1,789,889         311,644       2,405,605      3,279,301         35,223
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                              $    2,412,825         314,388       2,301,876      3,483,981         62,787
====================================================================================================================================


=====================================================================================================================
                                                                           GE Investments Funds, Inc.
                                                       --------------------------------------------------------------
                                                          Real Estate                 Global                   Value
                                                           Securities                 Income                  Equity
                                                                 Fund                   Fund                    Fund
                                                       --------------------------------------------------------------
                                                           Six Months            Period from             Period from
                                                        Ended 6/30/97           6/17-6/30/97            6/17-6/30/97
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     From operations:
     Net investment income                                       (264)                    (2)                      0
     Net realized gain (loss)                                     732                      0                       0
     Unrealized appreciation (depreciation)
          on investments                                        5,497                     19                       1
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                            5,965                     17                       1
---------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                              32,891                      0                      32
     Loan interest                                                  0                      0                       0
     Transfers (to) from the general account of
          Life of Virginia:
         Death benefits                                             0                      0                       0
         Surrenders                                                 0                      0                       0
         Loans                                                   (766)                     0                       0
         Cost of insurance and administrative
               expense (note 3)                                (4,972)                   (17)                    (12)
         Transfer gain (loss) and transfer
               fees (note 3)                                      182                      0                       0
     Interfund transfers                                       55,366                  6,098                      21
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
     capital transactions                                      82,701                  6,081                      41
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                              88,666                  6,098                      42

Net assets at beginning of year                                30,212                      0                       0
---------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                     118,878                  6,098                      42
=====================================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

============================================================================================================================
                                                                                    Oppenheimer Variable Account Funds
                                                   -------------------------------------------------------------------------
                                                                                     Capital                           High
                                                           Money          Bond  Appreciation         Growth          Income
                                                            Fund          Fund          Fund           Fund            Fund
                                                   -------------------------------------------------------------------------
                                                      Six Months    Six Months    Six Months     Six Months      Six Months
                                                   Ended 6/30/97 Ended 6/30/97 Ended 6/30/97  Ended 6/30/97   Ended 6/30/97
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets From operations:
     Net investment income                       $            13         8,319       110,988         88,717          48,691
     Net realized gain                                         0          (321)       50,237         25,035           4,106
     Unrealized appreciation (depreciation)
          on investments                                       0        (1,704)        4,795        115,923          (3,434)
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                        13         6,294       166,020        229,675          49,363
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                            111        28,981       408,200        189,678         191,854
     Loan interest                                             0            16            (9)           571              83
     Transfers (to) from the general
          account of Life of Virginia:
            Death benefits                                     0             0             0              0               0
            Surrenders                                         0       (14,631)      (27,385)       (13,396)        (13,470)
            Loans                                              0        (1,075)      (14,259)        (6,518)         (9,628)
            Cost of insurance and administrative
               expense (note 3)                             (130)      (11,102)     (145,954)       (77,267)        (79,972)
            Transfer gain (loss) and transfer
               fees (note 3)                              (1,743)       (1,178)       23,074         (6,884)          1,887
     Interfund transfers                                   1,638       (12,102)       (3,973)        99,646         114,149
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions            (124)      (11,091)      239,694        185,830         204,903
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                      (111)       (4,797)      405,714        415,505         254,266

Net assets at beginning of period                            707       269,840     2,342,064      1,479,873         992,747
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                      $           596       265,043     2,747,778      1,895,378       1,247,013
============================================================================================================================

================================================================
                              Oppenheimer Variable Account Funds
                                                 ---------------
                                                       Multiple
                                                     Strategies
                                                           Fund
                                                 ---------------
                                                     Six Months
                                                  Ended 6/30/97
----------------------------------------------------------------
Increase in net assets From operations:
     Net investment income                               31,291
     Net realized gain                                    5,699
     Unrealized appreciation (depreciation)
          on investments                                 13,701
----------------------------------------------------------------

Increase in net assets from operations                   50,691
----------------------------------------------------------------

From capital transactions:
     Net premiums                                        65,805
     Loan interest                                          (80)
     Transfers (to) from the general
          account of Life of Virginia:
            Death benefits                                    0
            Surrenders                                  (16,343)
            Loans                                        (4,981)
            Cost of insurance and administrative
               expense (note 3)                         (31,652)
            Transfer gain (loss) and transfer
               fees (note 3)                                249
     Interfund transfers                                 11,063
----------------------------------------------------------------

Increase in net assets from capital transactions         24,061
----------------------------------------------------------------

Increase in net assets                                   74,752

Net assets at beginning of period                       574,661
----------------------------------------------------------------

Net assets at end of period                             649,413
================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

=============================================================================================================================

                                                         Variable Insurance Products Fund
                                                  ---------------------------------------------------------------------------
                                                          Money            High         Equity
                                                         Market          Income         Income         Growth       Overseas
                                                      Portfolio       Portfolio      Portfolio      Portfolio      Portfolio
                                                  ---------------------------------------------------------------------------
                                                     Six Months      Six Months     Six Months     Six Months     Six Months
                                                  Ended 6/30/97   Ended 6/30/97  Ended 6/30/97  Ended 6/30/97  Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     From operations:
     Net investment income (expense)             $        6,663          16,064        326,976        121,867        149,540
     Net realized gain (loss)                                 0           1,071         49,890         62,975         52,874
     Unrealized appreciation (depreciation)
          on investments                                      0          (1,886)       166,841        324,655         72,409
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                      6,663          15,249        543,707        509,497        274,823
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                             0             208        523,638        535,529        203,801
     Loan interest                                            0              (6)           224          1,017            349
     Transfers (to) from the general account of
     Life of Virginia:
            Death benefits                                    0               0           (276)        (7,486)          (264)
            Surrenders                                        0          (2,291)       (45,304)       (34,533)       (29,742)
            Loans                                        (1,093)           (138)       (21,503)       (29,344)       (14,990)
            Cost of insurance and administrative
               expense (note 3)                         (11,705)         (9,238)      (219,216)      (227,001)       (98,753)
            Transfer gain (loss) and transfer
               fees (note 3)                              1,221           1,297          9,686         (3,122)           650
     Interfund transfers                                (15,528)          1,039        202,206         22,584       (234,118)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
     capital transactions                               (27,105)         (9,129)       449,455        257,644       (173,067)
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                       (20,442)          6,120        993,162        767,141        101,756

Net assets at beginning of year                         315,653         213,212      3,220,818      3,610,646      1,760,630
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                        $      295,211         219,332      4,213,980      4,377,787      1,862,386
=============================================================================================================================

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

======================================================================================================================
                                                        Variable Insurance Products       Variable Insurance Product
                                                                   Fund II                           Fund III
                                                       ------------------------------  -------------------------------
                                                                Asset                      Growth &           Growth
                                                              Manager     Contrafund         Income    Opportunities
                                                            Portfolio      Portfolio      Portfolio        Portfolio
                                                       ----------------------------------------------------------------
                                                           Six Months     Six Months    Period from      Period from
                                                        Ended 6/30/97  Ended 6/30/97    5/30-6/30/97     5/30-6/30/97
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                            $       405,504         28,981             (2)              (1)
     Net realized gain (loss)                                  13,487         59,754              1                1
     Unrealized appreciation (depreciation)
          on investments                                      (52,715)        91,929            188               33
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations             366,276        180,664            187               33
-----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                             372,633        273,736            193              193
     Loan interest                                                135            (90)             0                0
     Transfers (to) from the general account of
     Life of Virginia:
            Death benefits                                          0         (5,439)             0                0
            Surrenders                                        (22,011)       (82,662)             0                0
            Loans                                             (17,120)        (5,271)             0                0
            Cost of insurance and administrative
               expense (note 3)                              (171,308)       (90,123)           (26)             (26)
            Transfer gain (loss) and transfer
               fees (note 3)                                   13,443         17,522              1                0
     Interfund transfers                                      537,464        576,393          4,630              768
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
          capital transactions                                713,236        684,066          4,798              935
-----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                      1,079,512        864,730          4,985              968

Net assets at beginning of year                             2,880,752      1,045,467              0                0
-----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                             $     3,960,264      1,910,197          4,985              968
=======================================================================================================================



=======================================================================================================================

                                                                      Advisers Management Trust
                                                   -------------------------------------------------------------------

                                                               Balanced                 Bond                   Growth
                                                              Portfolio            Portfolio                Portfolio
                                                   -------------------------------------------------------------------
                                                             Six Months           Six Months               Six Months
                                                         Ended 6/30/97        Ended 6/30/97            Ended 6/30/97
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income                                       15,433                4,387                   10,959
     Net realized gain (loss)                                       676                  (54)                   1,525
     Unrealized appreciation (depreciation)
          on investments                                         10,085               (2,291)                   9,767
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                26,194                2,042                   22,251
----------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                   321                    0                        0
     Loan interest                                                  (18)                   0                      (45)
     Transfers (to) from the general account of
     Life of Virginia:
            Death benefits                                            0                    0                        0
            Surrenders                                           (1,844)                 (61)                  (2,997)
            Loans                                                (1,293)                   0                        0
            Cost of insurance and administrative
               expense (note 3)                                  (6,572)               3,802                   (3,936)
            Transfer gain (loss) and transfer
               fees (note 3)                                        (88)                 181                    1,706
     Interfund transfers                                            (30)              (1,001)                   3,247
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
          capital transactions                                   (9,524)               2,921                   (2,025)
----------------------------------------------------------------------------------------------------------------------

Increase in net assets                                           16,670                4,963                   20,226

Net assets at beginning of year                                 244,014               79,544                  134,549
----------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       260,684               84,507                  154,775
======================================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

==================================================================================================================

                                      Federated Investors Insurance Series            Alger American Fund
                                                     ---------------------------------------------- --------------
                                                        American             High                           Small
                                                         Leaders      Income Bond          Utility            Cap
                                                         Fund II          Fund II          Fund II      Portfolio
                                                     -------------------------------------------------------------
                                                      Six Months       Six Months       Six Months     Six Months
                                                   Ended 6/30/97    Ended 6/30/97    Ended 6/30/97  Ended 6/30/97
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     From operations:
     Net investment income (expense)               $         130            2,237            3,798         21,344
     Net realized gain (loss)                                216              120              530        (10,739)
     Unrealized appreciation (depreciation)
     on investments                                          579            1,015            4,968         (5,621)
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                         925            3,372            9,296          4,984
------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          4,071           21,159               25        141,467
     Loan interest                                             0                0                0          1,472
     Transfers (to) from the general account of
     Life of Virginia:
            Death benefits                                     0                0                0              0
            Surrenders                                         0                0                0         (1,499)
            Loans                                              0                0                0         (2,900)
            Cost of insurance and administrative
               expense (note 3)                             (590)          (3,528)          (4,779)       (37,163)
            Transfer gain (loss) and transfer
               fees (note 3)                                  39              133           25,153            212
     Interfund transfers                                   4,145           17,930            7,610         86,980
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
     capital transactions                                  7,665           35,694           28,009        188,569
------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                          8,590           39,066           37,305        193,553

Net assets at beginning of year                            2,270           35,598           87,340        421,775
------------------------------------------------------------------------------------------------------------------

Net assets at end of year                          $      10,860           74,664          124,645        615,328
==================================================================================================================


====================================================================================================

                                                                PBHG Insurance Series Fund
                                                  -------------------------------------------------
                                                                              PBHG            PBHG
                                                           Growth        Large Cap       Growth II
                                                        Portfolio        Portfolio       Portfolio
                                                  -------------------------------------------------
                                                       Six Months      Period from     Period from
                                                    Ended 6/30/97     5/21-6/30/97    5/21-6/30/97
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     From operations:
     Net investment income (expense)                        5,600               (2)             (2)
     Net realized gain (loss)                              34,520                2               1
     Unrealized appreciation (depreciation)
     on investments                                       102,382              101             138
---------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                      142,502              101             137
---------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                         163,320              297             411
     Loan interest                                            328                0               0
     Transfers (to) from the general account of
     Life of Virginia:
            Death benefits                                      0                0               0
            Surrenders                                     (9,356)               0               0
            Loans                                            (152)               0               0
            Cost of insurance and administrative
               expense (note 3)                           (56,947)            (136)           (130)
            Transfer gain (loss) and transfer
               fees (note 3)                              (92,349)              (6)            (31)
     Interfund transfers                                 (408,582)           3,434           3,421
---------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
     capital transactions                                (403,738)           3,589           3,671
---------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                        (261,236)           3,690           3,808

Net assets at beginning of year                         1,406,584                0               0
---------------------------------------------------------------------------------------------------

Net assets at end of year                               1,145,348            3,690           3,808
===================================================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

===================================================================================================================================
                                                                                    Janus Aspen Series
                                                     ------------------------------------------------------------------------------
                                                        Aggressive                       Worldwide                        Flexible
                                                            Growth          Growth          Growth        Balanced          Income
                                                         Portfolio       Portfolio       Portfolio       Portfolio       Portfolio
                                                     ------------------------------------------------------------------------------
                                                        Six Months      Six Months      Six Months      Six Months      Six Months
                                                     Ended 6/30/97   Ended 6/30/97   Ended 6/30/97   Ended 6/30/97   Ended 6/30/97
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     From operations:
     Net investment income (expense)                $       (3,878)         37,262          23,056           5,886           1,622
     Net realized gain (loss)                               (9,351)         21,590          43,604           2,958             126
     Unrealized appreciation (depreciation)
          on investments                                    47,651          99,342         246,337          18,755            (721)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                        34,422         158,194         312,997          27,599           1,027
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                          266,083         249,990         341,621          32,270          13,127
     Loan interest                                             127             349              96               0               0
     Transfers (to) from the general account of
          Life of Virginia:
            Death benefits                                       0               0               0               0               0
            Surrenders                                     (30,296)         (7,486)         (7,118)         (5,949)              0
            Loans                                           (1,033)         (4,111)        (12,623)              0               0
            Cost of insurance and administrative
               expense (note 3)                            (82,822)        (77,047)       (111,027)        (12,861)         (2,887)
            Transfer gain (loss) and transfer
               fees (note 3)                                  (899)          6,533          (3,296)            357              93
     Interfund transfers                                    13,065         155,642         332,733          85,694          24,037
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
     capital transactions                                  164,225         323,870         540,386          99,511          34,370
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                     198,647         482,064         853,383         127,110          35,397

Net assets at beginning of period                        1,083,059       1,113,610       1,421,287         168,776           8,883
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                         $    1,281,706       1,595,674       2,274,670         295,886          44,280
===================================================================================================================================

==============================================================================
                                                        Janus Aspen Series
                                                ------------------------------
                                                  International       Capital
                                                         Growth  Appreciation
                                                      Portfolio     Portfolio
                                                ------------------------------
                                                    Period from   Period from
                                                   5/21-6/30/97  5/21-6/30/97
------------------------------------------------------------------------------
Increase (decrease) in net assets
     From operations:
     Net investment income (expense)                        904            (4)
     Net realized gain (loss)                             1,311             1
     Unrealized appreciation (depreciation)
          on investments                                 21,388           244
------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                                     23,603           241
------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                        57,200            44
     Loan interest                                            0             0
     Transfers (to) from the general account of
          Life of Virginia:
            Death benefits                                    0             0
            Surrenders                                     (828)            0
            Loans                                             0             0
            Cost of insurance and administrative
               expense (note 3)                          (9,474)          (98)
            Transfer gain (loss) and transfer
               fees (note 3)                                124             3
     Interfund transfers                                 74,168         7,337
------------------------------------------------------------------------------

Increase (decrease) in net assets from
     capital transactions                               121,190         7,286
------------------------------------------------------------------------------

Increase in net assets                                  144,793         7,527

Net assets at beginning of period                        53,938             0
------------------------------------------------------------------------------

Net assets at end of period                             198,731         7,527
==============================================================================


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1997

--------------------------------------------------------------------------------
                                                                     (Continued)

(1)      Description of Entity

         Life of Virginia Separate Account II (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Life Insurance Group, Inc. General Electric Capital Assurance Corporation and GE Life Insurance Group, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company.

         In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invests solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invests solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invests solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

                                       19                            (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1997

--------------------------------------------------------------------------------


(2)      Continued

[GRAPHIC OMITTED]

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 1997 was:

                                                 Cost of               Proceeds
                                                  Shares                   from
Fund/Portfolio                                  Acquired            Shares Sold
-------------------------------------------------------------------------------

GE Investment Funds, Inc.:
             S&P 500 Index                     $ 1,190,769          $   177,832
             Government Securities                  69,703               38,966
             Money Market                        7,990,877            5,451,481
             Total Return                          946,613              224,591
             International Equity                   30,686                6,304
             Real Estate Securities                105,716               19,176
             Global Income                           6,098                   17
             Value Equity                               53                    7

Oppenheimer Variable Account Funds:
             Money                                   1,758                1,883
             Bond                                   82,260               83,517
             Capital Appreciation                  783,978              460,977
             Growth                                441,002              157,285
             High Income                           369,621              117,986
             Multiple Strategies                   124,682               69,736

Variable Insurance Products Fund:
             Money Market                           52,336               73,888
             High Income                            20,293               14,535
             Equity-Income                       1,416,787              624,666
             Growth                                969,935              590,486
             Overseas                              484,791              510,615

Variable Insurance Products Fund II:
             Asset Manager                       1,390,621              291,603
             Contrafund                          1,410,455              716,370

Variable Insurance Products Fund III:
             Growth & Income                         4,823                   27
             Growth Opportunties                       961                   27

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1997

--------------------------------------------------------------------------------

(2)      Continued



                                                 Cost of               Proceeds
                                                  Shares                   from
Fund/Portfolio                                  Acquired            Shares Sold
-------------------------------------------------------------------------------

GE Investment Funds, Inc.:
             S&P 500 Index                     $ 1,190,769          $   177,832
             Government Securities                  69,703               38,966
             Money Market                        7,990,877            5,451,481
             Total Return                          946,613              224,591
             International Equity                   30,686                6,304
             Real Estate Securities                105,716               19,176
             Global Income                           6,098                   17
             Value Equity                               53                    7

Oppenheimer Variable Account Funds:
             Money                                   1,758                1,883
             Bond                                   82,260               83,517
             Capital Appreciation                  783,978              460,977
             Growth                                441,002              157,285
             High Income                           369,621              117,986
             Multiple Strategies                   124,682               69,736

Variable Insurance Products Fund:
             Money Market                           52,336               73,888
             High Income                            20,293               14,535
             Equity-Income                       1,416,787              624,666
             Growth                                969,935              590,486
             Overseas                              484,791              510,615

Variable Insurance Products Fund II:
             Asset Manager                       1,390,621              291,603
             Contrafund                          1,410,455              716,370

Variable Insurance Products Fund III:
             Growth & Income                         4,823                   27
             Growth Opportunties                       961                   27

Advisers Management Trust:
             Bond                              $    10,462          $     2,097
             Growth                                 16,039                8,802
             Balanced                               17,104               11,082

Janus Aspen Series:
             Balanced                              133,811               28,823
             Aggressive Growth                     578,657              417,213
             Growth                                626,954              248,188
             Worldwide                             886,833              325,085
             Flexible Income                        40,421                4,501
             International Growth                  143,358               21,628
             Capital Appreciation                    7,382                  101

Federated Insurance Series:
             American Leaders Fund II               11,464                3,695
             Utility Fund II                        45,018               12,913
             High Income Bond Fund II               42,764                4,809

The Alger American Fund
             Small Cap                             386,944              179,013
             Growth                              3,094,423            3,458,248

PBHG Insurance Series Fund, Inc.
             PBHG Large Cap Growth                   3,732                  128
             PBHG Growth II                          3,832                  123


         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the

                                       21                            (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1997

--------------------------------------------------------------------------------

(2)       Continued

         General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from those estimates.

   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

         If a policy surrenders or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of underwriting and issuing the policy.

         The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $5 from the policy cash value.


                                       22                            (Continued)

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1997

--------------------------------------------------------------------------------

(3)       Continued

         Gains or losses resulting from the processing time between the crediting of an initial net premium and the investment of that premium are charged to Life of Virginia. In addition, any such gain or loss resulting from the processing time between a request for policy surrender and the sale of the underlying shares is also charged to Life of Virginia.

         GE Investment Funds, Inc. (the Fund) is an open-end diversified management investment company whose shares are sold to Life of Virginia's Separate Accounts.

         Forth Financial Securities Corporation (FFSC), an affiliate of Life of Virginia, acts as principal underwriter (as defined in The Investment Company Act of 1940) of the Account's policies pursuant to an agreement with Life of Virginia.

         GE Investment Management Incorporated currently serves as investment adviser to GE Investment Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund.

         Certain officers and directors of Life of Virginia are also officers and directors of FFSC and the Fund.

--------------------------------------------------------------------------------